Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 3,039,840	$ 176,775
Trade accounts receivable, net of allowance of $130,000 and $125,000, respectively	4,965,926	3,694,641
Inventories, net of allowance of $250,000 and $240,000, respectively	4,843,905	3,563,111
Prepaid expenses and other	378,885	683,101
Total current assets	13,228,556	8,117,628
Property and equipment, net	1,016,219	910,810
Other assets:
Investment - equity method	258,244	198,621
Other Intangible assets, net	8,618,524	8.967041
Deposits and other	11,360	92,216
Notes receivable, net	501,422	529,706
Debt offering costs, net	42,778	116,111
Goodwill	13,046,358	13,046,358
Total other assets	22,478,686	22,950,053
Total assets	36,723,461	31,978,491
Current liabilities:
Accounts payable	2,496,881	2,114,029
Preferred stock dividends payable	0	5,054
Line of credit	459,448	1,528,900
Accrued expenses	1,142,839	1,197,395
Accrued compensation	186,636	126,672
Unearned revenue	371,541	70,755
Note payable, current portion due	0	4,000,000
Total current liabilities	4,657,345	9,077,805
Long term note payable, related party, net of current portion due	7,303,683	10,303,683
Total long term liabilities	7,303,683	10,303,683
Total liabilities	11,961,028	19,381,488
Commitments and contingencies
Stockholders' equity:
Common stock, par value $0.001; 325,000,000 and 325,000,000 shares authorized and 10,883,280 and 7,134,856 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	10,883	7,315
Additional paid-in capital	100,947,708	86,217,169
Accumulated deficit	(76,171,822)	(73,645,501)
Accumulated other comprehensive gain (loss)	(24,336)	17,969
Total stockholders' equity	24,762,433	12,597,003
Total liabilities and stockholders' equity	36,723,461	31,978,491
Preferred Stock
Stockholders' equity:
Preferred stock, par value $0.001; 0 and 10,000,000 shares authorized at December 31, 2012 and 2011, respectively	0	0
Series A Preferred Stock
Stockholders' equity:
Preferred stock, par value $0.001; 0 and 10,000,000 shares authorized at December 31, 2012 and 2011, respectively	0	51
Series B Preferred Stock
Stockholders' equity:
Preferred stock, par value $0.001; 0 and 10,000,000 shares authorized at December 31, 2012 and 2011, respectively	0	0
Series C Preferred Stock
Stockholders' equity:
Preferred stock, par value $0.001; 0 and 10,000,000 shares authorized at December 31, 2012 and 2011, respectively	0	0
Convertible notes payable
Current liabilities:
Convertible note payable, related party, current portion due	$ 0	$ 35,000